iShares
®
Russell 1000 Value ETF
Schedule of Investments
(unaudited)
June 30, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  2 .7%
ATI, Inc.
(a)
.............................. 310,499 $ 26,808,484
Boeing Co. (The)
(a)
........................ 1,380,007 289,152,867
BWX Technologies, Inc. .................... 166,910 24,045,055
Curtiss-Wright Corp. ....................... 83,446 40,767,543
General Dynamics Corp. .................... 560,186 163,383,849
Hexcel Corp. ............................ 177,551 10,029,856
Huntington Ingalls Industries, Inc. .............. 86,569 20,902,951
L3Harris Technologies, Inc. .................. 414,628 104,005,287
Leonardo DRS, Inc. ....................... 101,872 4,735,011
Loar Holdings, Inc.
(a) (b)
...................... 9,972 859,287
Lockheed Martin Corp. ..................... 334,595 154,964,328
Northrop Grumman Corp. ................... 301,077 150,532,478
RTX Corp. ............................. 2,968,216 433,418,900
Spirit AeroSystems Holdings, Inc. , Class A
(a) (b)
...... 231,166 8,818,983
Standardaero, Inc.
(a) (b)
...................... 286,700 9,074,055
Textron, Inc. ............................ 399,499 32,075,775
TransDigm Group, Inc. ..................... 101,269 153,993,692
Woodward, Inc. .......................... 131,602 32,254,334
1,659,822,735
a
Air Freight & Logistics  —  0 .6%
CH Robinson Worldwide, Inc. ................ 260,782 25,022,033
Expeditors International of Washington, Inc. ....... 304,331 34,769,816
FedEx Corp. ............................ 483,296 109,858,014
GXO Logistics, Inc.
(a) (b)
..................... 254,903 12,413,776
United Parcel Service, Inc. , Class B ............ 1,627,070 164,236,446
346,300,085
a
Automobile Components  —  0 .1%
Aptiv PLC
(a) (b)
............................ 508,105 34,662,923
BorgWarner, Inc. ......................... 483,779 16,196,921
Gentex Corp. ........................... 502,165 11,042,608
Lear Corp. ............................. 118,432 11,248,671
QuantumScape Corp. , Class A
(a) (b)
............. 946,851 6,362,839
79,513,962
a
Automobiles  —  0 .4%
Ford Motor Co. .......................... 8,667,097 94,038,003
General Motors Co. ....................... 2,140,272 105,322,785
Harley-Davidson, Inc. ...................... 247,531 5,841,732
Lucid Group, Inc.
(a) (b)
....................... 2,757,922 5,819,215
Rivian Automotive, Inc. , Class A
(a) (b)
............. 1,720,669 23,641,992
Thor Industries, Inc. ....................... 113,006 10,036,063
244,699,790
a
Banks  —  7 .2%
Bank of America Corp. ..................... 14,017,078 663,288,131
Bank OZK ............................. 236,938 11,150,302
BOK Financial Corp. ....................... 49,564 4,838,933
Citigroup, Inc. ........................... 3,378,603 287,586,687
Citizens Financial Group, Inc. ................ 965,712 43,215,612
Columbia Banking System, Inc. ............... 463,881 10,845,538
Comerica, Inc. ........................... 289,761 17,284,244
Commerce Bancshares, Inc. ................. 273,623 17,011,142
Cullen/Frost Bankers, Inc. ................... 131,977 16,964,324
East West Bancorp, Inc. .................... 303,431 30,640,462
Fifth Third Bancorp ....................... 1,478,364 60,805,111
First Citizens BancShares, Inc. , Class A
(b)
........ 21,900 42,846,693
First Hawaiian, Inc. ....................... 277,972 6,938,181
First Horizon Corp. ........................ 1,116,125 23,661,850
FNB Corp. ............................. 788,041 11,489,638
Huntington Bancshares, Inc. ................. 3,210,778 53,812,639
JPMorgan Chase & Co. .................... 6,161,573 1,786,301,628
Security Shares Value
a
Banks (continued)
KeyCorp ............................... 2,099,363 $ 36,570,903
M&T Bank Corp. ......................... 360,934 70,017,587
Pinnacle Financial Partners, Inc. ............... 157,766 17,418,944
PNC Financial Services Group, Inc. (The) ........ 877,251 163,537,131
Popular, Inc. ............................ 136,696 15,065,266
Prosperity Bancshares, Inc. .................. 203,011 14,259,493
Regions Financial Corp. .................... 1,994,487 46,910,334
SouthState Corp. ......................... 222,653 20,490,756
Synovus Financial Corp. .................... 307,853 15,931,393
TFS Financial Corp. ....................... 132,922 1,721,340
Truist Financial Corp. ...................... 2,908,701 125,045,056
U.S. Bancorp ........................... 3,467,562 156,907,180
Webster Financial Corp. .................... 371,455 20,281,443
Wells Fargo & Co. ........................ 7,235,106 579,676,693
Western Alliance Bancorp ................... 189,374 14,767,385
Wintrust Financial Corp. .................... 146,523 18,165,922
Zions Bancorp NA ........................ 321,936 16,721,356
4,422,169,297
a
Beverages  —  1 .4%
Boston Beer Co., Inc. (The) , Class A
(a)
........... 17,774 3,391,457
Brown-Forman Corp. , Class A ................ 96,727 2,657,090
Brown-Forman Corp. , Class B , NVS ............ 327,868 8,822,928
Coca-Cola Co. (The) ...................... 4,411,599 312,120,629
Coca-Cola Consolidated, Inc.
(b)
............... 99,186 11,074,117
Constellation Brands, Inc. , Class A ............. 290,076 47,189,564
Keurig Dr Pepper, Inc. ..................... 2,875,184 95,053,583
Molson Coors Beverage Co. , Class B ........... 372,363 17,906,937
PepsiCo, Inc. ........................... 2,623,774 346,443,119
Primo Brands Corp. , Class A ................. 569,977 16,882,719
861,542,143
a
Biotechnology  —  1 .0%
Amgen, Inc. ............................ 312,411 87,228,275
Biogen, Inc.
(a) (b)
.......................... 324,317 40,730,972
BioMarin Pharmaceutical, Inc.
(a)
............... 422,081 23,201,793
Exact Sciences Corp.
(a) (b)
.................... 390,740 20,763,924
Exelixis, Inc.
(a)
........................... 116,310 5,126,363
Gilead Sciences, Inc. ...................... 2,018,302 223,769,143
Incyte Corp.
(a)
........................... 260,396 17,732,968
Insmed, Inc.
(a)
........................... 24,859 2,501,810
Ionis Pharmaceuticals, Inc.
(a) (b)
................ 26,837 1,060,330
Moderna, Inc.
(a) (b)
......................... 798,341 22,026,228
Neurocrine Biosciences, Inc.
(a)
................ 31,044 3,901,920
Regeneron Pharmaceuticals, Inc. .............. 231,082 121,318,050
Revolution Medicines, Inc.
(a)
.................. 384,776 14,155,909
Roivant Sciences Ltd.
(a) (b)
................... 841,085 9,479,028
Sarepta Therapeutics, Inc.
(a)
................. 34,563 591,027
United Therapeutics Corp.
(a)
.................. 98,612 28,336,158
Viking Therapeutics, Inc.
(a)
................... 222,801 5,904,226
627,828,124
a
Broadline Retail  —  2 .3%
Amazon.com, Inc.
(a)
....................... 5,850,949 1,283,639,701
Dillard's, Inc. , Class A
(b)
..................... 7,501 3,134,143
eBay, Inc. .............................. 1,022,554 76,139,371
Etsy, Inc.
(a)
............................. 98,999 4,965,790
Macy's, Inc. ............................ 614,684 7,167,215
Ollie's Bargain Outlet Holdings, Inc.
(a) (b)
.......... 135,912 17,910,483
1,392,956,703
a
Building Products  —  0 .9%
A O Smith Corp. ......................... 256,625 16,826,901
Advanced Drainage Systems, Inc. ............. 156,832 18,013,723
Allegion PLC ............................ 191,042 27,532,973

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
Russell 1000 Value ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Building Products (continued)
Armstrong World Industries, Inc. ............... 67,371 $ 10,943,745
AZEK Co., Inc. (The) , Class A
(a)
............... 113,921 6,191,606
Builders FirstSource, Inc.
(a) (b)
................. 247,646 28,897,812
Carlisle Companies, Inc. .................... 84,016 31,371,574
Carrier Global Corp. ....................... 1,784,724 130,623,950
Fortune Brands Innovations, Inc. .............. 268,537 13,824,285
Hayward Holdings, Inc.
(a) (b)
................... 440,556 6,079,673
Johnson Controls International PLC ............ 1,463,328 154,556,703
Masco Corp. ............................ 468,427 30,147,962
Owens Corning .......................... 188,434 25,913,444
Simpson Manufacturing Co., Inc. .............. 85,357 13,256,796
Trex Co., Inc.
(a)
.......................... 236,890 12,882,078
527,063,225
a
Capital Markets  —  5 .9%
Affiliated Managers Group, Inc. ............... 62,024 12,204,462
Ameriprise Financial, Inc. ................... 19,542 10,430,152
Bank of New York Mellon Corp. (The) ........... 1,473,820 134,279,740
BlackRock, Inc.
(c)
......................... 338,722 355,404,059
Brookfield Asset Management Ltd. , Class A ....... 556,018 30,736,675
Carlyle Group, Inc. (The) .................... 580,616 29,843,662
Cboe Global Markets, Inc. ................... 232,576 54,239,049
Charles Schwab Corp. (The) ................. 3,457,946 315,502,993
CME Group, Inc. , Class A ................... 798,427 220,062,450
Coinbase Global, Inc. , Class A
(a)
............... 413,266 144,845,600
Evercore, Inc. , Class A ..................... 81,829 22,095,467
FactSet Research Systems, Inc. ............... 78,815 35,252,373
Franklin Resources, Inc. .................... 682,365 16,274,405
Freedom Holding Corp.
(a)
................... 5,839 852,786
Goldman Sachs Group, Inc. (The) ............. 639,626 452,695,301
Hamilton Lane, Inc. , Class A ................. 30,981 4,403,020
Houlihan Lokey, Inc. , Class A ................. 74,286 13,367,766
Interactive Brokers Group, Inc. , Class A .......... 890,103 49,320,607
Intercontinental Exchange, Inc. ............... 1,266,577 232,378,882
Invesco Ltd. ............................ 807,940 12,741,214
Janus Henderson Group PLC ................ 278,632 10,822,067
Jefferies Financial Group, Inc. ................ 256,897 14,049,697
KKR & Co., Inc. .......................... 1,130,296 150,363,277
Lazard, Inc. ............................ 196,766 9,440,833
MarketAxess Holdings, Inc. .................. 80,919 18,072,449
Morgan Stanley .......................... 2,556,982 360,176,485
Morningstar, Inc. ......................... 16,748 5,257,700
MSCI, Inc. ............................. 84,825 48,921,970
Nasdaq, Inc. ............................ 915,566 81,869,912
Northern Trust Corp. ....................... 429,297 54,430,567
Raymond James Financial, Inc. ............... 405,895 62,252,116
Robinhood Markets, Inc. , Class A
(a) (b)
............ 1,423,142 133,248,785
S&P Global, Inc. ......................... 681,726 359,467,303
SEI Investments Co. ....................... 230,928 20,751,190
State Street Corp. ........................ 639,418 67,995,710
Stifel Financial Corp. ...................... 221,786 23,016,951
T Rowe Price Group, Inc. ................... 487,778 47,070,577
TPG, Inc. , Class A ........................ 17,646 925,533
Tradeweb Markets, Inc. , Class A ............... 237,118 34,714,075
Virtu Financial, Inc. , Class A .................. 179,094 8,021,620
XP, Inc. , Class A ......................... 820,264 16,569,333
3,674,368,813
a
Chemicals  —  2 .1%
Air Products and Chemicals, Inc. .............. 493,192 139,109,736
Albemarle Corp. ......................... 260,874 16,348,974
Ashland, Inc. ............................ 103,788 5,218,461
Axalta Coating Systems Ltd.
(a)
................ 484,422 14,382,489
Celanese Corp. .......................... 247,711 13,705,850
CF Industries Holdings, Inc. .................. 367,732 33,831,344
Security Shares Value
a
Chemicals (continued)
Corteva, Inc. ............................ 1,518,823 $ 113,197,878
Dow, Inc. .............................. 1,570,913 41,597,776
DuPont de Nemours, Inc. ................... 929,308 63,741,236
Eastman Chemical Co. ..................... 254,784 19,022,173
Ecolab, Inc. ............................ 418,217 112,684,388
Element Solutions, Inc. ..................... 499,892 11,322,554
FMC Corp. ............................. 275,460 11,500,455
Huntsman Corp. ......................... 399,786 4,165,770
International Flavors & Fragrances, Inc. .......... 568,769 41,832,960
Linde PLC ............................. 1,041,835 488,808,145
LyondellBasell Industries N.V. , Class A .......... 568,711 32,905,618
Mosaic Co. (The) ......................... 700,491 25,553,912
NewMarket Corp. ......................... 13,138 9,076,519
Olin Corp. .............................. 254,898 5,120,901
PPG Industries, Inc. ....................... 504,573 57,395,179
RPM International, Inc. ..................... 282,216 30,998,605
Scotts Miracle-Gro Co. (The) , Class A ........... 96,924 6,393,107
Sherwin-Williams Co. (The) .................. 48,445 16,634,075
Westlake Corp. .......................... 74,118 5,627,780
1,320,175,885
a
Commercial Services & Supplies  —  0 .4%
Clean Harbors, Inc.
(a)
...................... 112,447 25,995,497
Copart, Inc.
(a)
........................... 134,510 6,600,406
MSA Safety, Inc. ......................... 82,092 13,752,873
RB Global, Inc.
(b)
......................... 386,483 41,040,630
Republic Services, Inc. ..................... 448,711 110,656,620
Tetra Tech, Inc. .......................... 482,743 17,359,438
Veralto Corp. ............................ 319,272 32,230,508
247,635,972
a
Communications Equipment  —  1 .3%
Ciena Corp.
(a)
........................... 313,167 25,469,872
Cisco Systems, Inc. ....................... 8,830,406 612,653,568
F5, Inc.
(a)
.............................. 127,849 37,628,518
Juniper Networks, Inc. ..................... 733,456 29,286,898
Lumentum Holdings, Inc.
(a) (b)
................. 141,069 13,410,019
Motorola Solutions, Inc. .................... 214,101 90,020,907
808,469,782
a
Construction & Engineering  —  0 .3%
AECOM ............................... 293,776 33,155,559
API Group Corp.
(a)
........................ 545,287 27,836,901
EMCOR Group, Inc.
(b)
...................... 64,273 34,378,985
Everus Construction Group, Inc.
(a) (b)
............ 112,912 7,173,299
MasTec, Inc.
(a) (b)
.......................... 109,020 18,580,279
Quanta Services, Inc. ...................... 73,650 27,845,592
Valmont Industries, Inc. ..................... 44,041 14,382,470
WillScot Holdings Corp. , Class A .............. 294,204 8,061,190
171,414,275
a
Construction Materials  —  0 .5%
CRH PLC .............................. 1,505,725 138,225,555
Eagle Materials, Inc. ....................... 68,720 13,888,999
Martin Marietta Materials, Inc. ................ 133,134 73,085,241
Vulcan Materials Co. ...................... 293,506 76,552,235
301,752,030
a
Consumer Finance  —  1 .2%
Ally Financial, Inc. ........................ 540,426 21,049,593
American Express Co. ..................... 819,576 261,428,352
Capital One Financial Corp. .................. 1,395,572 296,921,899
Credit Acceptance Corp.
(a) (b)
.................. 13,658 6,957,795
OneMain Holdings, Inc. ..................... 264,390 15,070,230
SLM Corp. ............................. 400,373 13,128,230
SoFi Technologies, Inc.
(a) (b)
.................. 2,037,013 37,094,007

iShares
®
Russell 1000 Value ETF
Schedule of Investments
(unaudited) (continued)
June 30, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Consumer Finance (continued)
Synchrony Financial ....................... 844,581 $ 56,367,336
708,017,442
a
Consumer Staples Distribution & Retail  —  2 .2%
Albertsons Companies, Inc. , Class A ............ 919,426 19,776,853
BJ's Wholesale Club Holdings, Inc.
(a)
............ 247,231 26,658,919
Casey's General Stores, Inc. ................. 69,841 35,637,767
Dollar General Corp. ...................... 487,659 55,778,437
Dollar Tree, Inc.
(a)
......................... 450,973 44,664,366
Kroger Co. (The) ......................... 1,346,319 96,571,462
Maplebear, Inc.
(a) (b)
........................ 382,537 17,305,974
Performance Food Group Co.
(a)
............... 296,881 25,968,181
Sysco Corp. ............................ 500,326 37,894,691
Target Corp. ............................ 1,009,105 99,548,208
U.S. Foods Holding Corp.
(a)
.................. 509,789 39,258,851
Walgreens Boots Alliance, Inc. ................ 1,586,257 18,210,230
Walmart, Inc. ............................ 8,687,933 849,506,089
1,366,780,028
a
Containers & Packaging  —  0 .6%
Amcor PLC ............................. 5,052,112 46,428,909
AptarGroup, Inc. ......................... 145,209 22,715,044
Avery Dennison Corp. ...................... 172,696 30,302,967
Ball Corp. .............................. 626,975 35,167,028
Crown Holdings, Inc. ...................... 256,947 26,460,402
Graphic Packaging Holding Co. ............... 661,115 13,929,693
International Paper Co. ..................... 1,163,592 54,491,013
Packaging Corp. of America ................. 196,066 36,948,638
Sealed Air Corp. ......................... 285,353 8,854,503
Silgan Holdings, Inc. ....................... 195,996 10,619,063
Smurfit WestRock PLC ..................... 1,156,631 49,908,628
Sonoco Products Co. ...................... 218,587 9,521,650
345,347,538
a
Distributors  —  0 .1%
Genuine Parts Co. ........................ 307,931 37,355,110
LKQ Corp. ............................. 576,073 21,320,462
Pool Corp. ............................. 64,880 18,911,222
77,586,794
a
Diversified Consumer Services  —  0 .1%
ADT, Inc. .............................. 784,814 6,647,374
Bright Horizons Family Solutions, Inc.
(a) (b)
......... 109,860 13,577,597
Grand Canyon Education, Inc.
(a)
............... 44,409 8,393,301
H&R Block, Inc. .......................... 244,712 13,432,242
Service Corp. International .................. 309,262 25,173,927
67,224,441
a
Diversified REITs  —  0 .1%
WP Carey, Inc. .......................... 481,183 30,016,196
a
Diversified Telecommunication Services  —  1 .4%
AST SpaceMobile, Inc. , Class A
(a) (b)
............. 29,081 1,358,955
AT&T, Inc. .............................. 15,562,782 450,386,911
Frontier Communications Parent, Inc.
(a)
.......... 520,548 18,947,947
Iridium Communications, Inc. ................. 193,973 5,852,166
Liberty Global Ltd. , Class A
(a) (b)
................ 404,593 4,049,976
Liberty Global Ltd. , Class C , NVS
(a) (b)
............ 311,096 3,207,400
Verizon Communications, Inc. ................ 9,370,086 405,443,621
889,246,976
a
Electric Utilities  —  2 .8%
Alliant Energy Corp. ....................... 570,223 34,481,385
American Electric Power Co., Inc. .............. 1,185,349 122,991,812
Constellation Energy Corp. .................. 694,622 224,196,197
Duke Energy Corp. ....................... 1,725,082 203,559,676
Security Shares Value
a
Electric Utilities (continued)
Edison International ....................... 846,167 $ 43,662,217
Entergy Corp. ........................... 956,750 79,525,060
Evergy, Inc. ............................. 511,012 35,224,057
Eversource Energy ....................... 815,672 51,893,053
Exelon Corp. ............................ 2,244,112 97,439,343
FirstEnergy Corp. ........................ 1,218,254 49,046,906
IDACORP, Inc. .......................... 119,686 13,817,749
NextEra Energy, Inc. ...................... 4,574,918 317,590,807
OGE Energy Corp. ........................ 445,964 19,791,882
PG&E Corp. ............................ 4,867,450 67,852,253
Pinnacle West Capital Corp. ................. 264,463 23,661,505
PPL Corp. ............................. 1,643,156 55,686,557
Southern Co. (The) ....................... 2,443,628 224,398,359
Xcel Energy, Inc. ......................... 1,277,696 87,011,098
1,751,829,916
a
Electrical Equipment  —  1 .3%
Acuity, Inc. ............................. 68,523 20,443,152
AMETEK, Inc. ........................... 511,481 92,557,602
Eaton Corp. PLC ......................... 869,347 310,348,185
Emerson Electric Co. ...................... 1,249,440 166,587,835
Generac Holdings, Inc.
(a) (b)
................... 129,641 18,565,888
Hubbell, Inc. ............................ 118,761 48,503,180
nVent Electric PLC ........................ 361,606 26,487,639
Regal Rexnord Corp. ...................... 146,605 21,251,861
Rockwell Automation, Inc. ................... 231,039 76,744,225
Sensata Technologies Holding PLC ............ 322,002 9,695,480
791,185,047
a
Electronic Equipment, Instruments & Components  —  0 .9%
Arrow Electronics, Inc.
(a)
.................... 114,597 14,603,096
Avnet, Inc. ............................. 190,740 10,124,479
CDW Corp. ............................. 270,966 48,391,818
Cognex Corp. ........................... 372,477 11,814,970
Coherent Corp.
(a) (b)
........................ 340,560 30,381,358
Corning, Inc. ............................ 1,733,392 91,159,085
Crane NXT Co. .......................... 108,704 5,859,146
Flex Ltd.
(a)
.............................. 846,239 42,244,251
Ingram Micro Holding Corp.
(b)
................. 45,547 949,199
IPG Photonics Corp.
(a)
..................... 55,472 3,808,153
Jabil, Inc. .............................. 81,369 17,746,579
Keysight Technologies, Inc.
(a)
................. 381,999 62,594,356
Littelfuse, Inc. ........................... 54,507 12,358,372
Ralliant Corp.
(a)
.......................... 251,204 12,180,882
TD SYNNEX Corp. ........................ 174,685 23,704,754
Teledyne Technologies, Inc.
(a)
................. 103,210 52,875,515
Trimble, Inc.
(a)
........................... 528,917 40,187,114
Vontier Corp. ............................ 328,242 12,112,130
Zebra Technologies Corp. , Class A
(a)
............ 112,838 34,794,726
527,889,983
a
Energy Equipment & Services  —  0 .4%
Baker Hughes Co. , Class A .................. 2,201,785 84,416,437
Halliburton Co. .......................... 1,903,297 38,789,193
NOV, Inc. .............................. 829,464 10,310,237
Schlumberger N.V. ........................ 3,020,040 102,077,352
TechnipFMC PLC ........................ 922,148 31,758,777
Weatherford International PLC ................ 158,003 7,949,131
275,301,127
a
Entertainment  —  1 .3%
Electronic Arts, Inc. ....................... 579,056 92,475,243
Liberty Media Corp.-Liberty Formula One , Series A
(a)
. 33,989 3,227,595
Liberty Media Corp.-Liberty Formula One , Series C ,
NVS
(a) (b)
............................. 321,201 33,565,505

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
Russell 1000 Value ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Entertainment (continued)
Liberty Media Corp.-Liberty Live , Series A
(a)
....... 43,687 $ 3,472,243
Liberty Media Corp.-Liberty Live , Series C , NVS
(a) (b)
.. 101,573 8,243,665
Madison Square Garden Sports Corp. , Class A
(a)
.... 35,737 7,467,246
Roku, Inc. , Class A
(a)
...................... 248,989 21,883,643
Take-Two Interactive Software, Inc.
(a)
............ 262,648 63,784,067
TKO Group Holdings, Inc. , Class A ............. 87,578 15,934,817
Walt Disney Co. (The) ..................... 4,017,720 498,237,457
Warner Bros Discovery, Inc. , Series A
(a) (b)
......... 4,952,302 56,753,381
805,044,862
a
Financial Services  —  4 .3%
Affirm Holdings, Inc. , Class A
(a) (b)
............... 241,433 16,692,678
Apollo Global Management, Inc. ............... 277,852 39,418,863
Berkshire Hathaway, Inc. , Class B
(a)
............ 4,091,964 1,987,753,352
Block, Inc. , Class A
(a) (b)
..................... 761,564 51,733,043
Euronet Worldwide, Inc.
(a)
................... 90,037 9,127,951
Fidelity National Information Services, Inc. ........ 1,169,043 95,171,791
Fiserv, Inc.
(a)
............................ 886,557 152,851,292
Global Payments, Inc. ..................... 542,044 43,385,202
Jack Henry & Associates, Inc. ................ 161,185 29,040,701
MGIC Investment Corp. .................... 517,924 14,419,004
Mr Cooper Group, Inc.
(a)
.................... 139,316 20,787,340
PayPal Holdings, Inc.
(a)
..................... 2,161,946 160,675,827
Rocket Companies, Inc. , Class A
(b)
............. 513,132 7,276,212
UWM Holdings Corp. , Class A ................ 309,548 1,281,529
Voya Financial, Inc. ....................... 213,446 15,154,666
Western Union Co. (The) ................... 491,372 4,137,352
WEX, Inc.
(a) (b)
............................ 69,210 10,166,257
2,659,073,060
a
Food Products  —  1 .2%
Archer-Daniels-Midland Co. .................. 1,061,164 56,008,236
Bunge Global SA ......................... 294,847 23,670,317
Conagra Brands, Inc. ...................... 1,056,589 21,628,377
Darling Ingredients, Inc.
(a)
................... 308,304 11,697,054
Flowers Foods, Inc. ....................... 414,472 6,623,263
Freshpet, Inc.
(a)
.......................... 77,588 5,272,880
General Mills, Inc. ........................ 1,215,727 62,986,816
Hershey Co. (The) ........................ 284,346 47,187,219
Hormel Foods Corp. ....................... 642,142 19,424,795
Ingredion, Inc. ........................... 141,785 19,228,882
J M Smucker Co. (The) ..................... 230,079 22,593,758
Kellanova .............................. 616,806 49,054,581
Kraft Heinz Co. (The) ...................... 1,895,538 48,942,791
Lamb Weston Holdings, Inc. ................. 302,439 15,681,462
McCormick & Co., Inc. , NVS ................. 562,125 42,620,317
Mondelez International, Inc. , Class A ............ 2,872,754 193,738,530
Pilgrim's Pride Corp. ....................... 91,447 4,113,286
Post Holdings, Inc.
(a) (b)
...................... 111,947 12,205,581
Seaboard Corp. .......................... 643 1,839,752
Smithfield Foods, Inc. ...................... 62,830 1,478,390
The Campbell's Company ................... 430,429 13,192,649
Tyson Foods, Inc. , Class A .................. 621,133 34,746,180
713,935,116
a
Gas Utilities  —  0 .2%
Atmos Energy Corp. ....................... 351,339 54,144,853
MDU Resources Group, Inc. ................. 450,162 7,504,201
National Fuel Gas Co. ..................... 199,104 16,866,100
UGI Corp. .............................. 477,367 17,385,706
95,900,860
a
Ground Transportation  —  1 .2%
Avis Budget Group, Inc.
(a)
................... 25,553 4,319,735
CSX Corp. ............................. 4,159,918 135,738,124
Security Shares Value
a
Ground Transportation (continued)
JB Hunt Transport Services, Inc. .............. 177,175 $ 25,442,330
Knight-Swift Transportation Holdings, Inc. , Class A .. 349,483 15,457,633
Landstar System, Inc. ...................... 76,959 10,698,840
Lyft, Inc. , Class A
(a)
........................ 741,960 11,693,290
Norfolk Southern Corp. ..................... 500,399 128,087,132
Old Dominion Freight Line, Inc. ............... 390,457 63,371,171
Ryder System, Inc. ........................ 89,290 14,197,110
Saia, Inc.
(a) (b)
............................ 59,163 16,210,070
Schneider National, Inc. , Class B .............. 114,929 2,775,535
U-Haul Holding Co.
(a) (b)
..................... 10,729 649,748
U-Haul Holding Co. , Series N , NVS
(b)
........... 139,082 7,561,889
Union Pacific Corp. ....................... 1,221,885 281,131,301
XPO, Inc.
(a) (b)
............................ 202,086 25,521,441
742,855,349
a
Health Care Equipment & Supplies  —  3 .1%
Abbott Laboratories ....................... 3,841,624 522,499,280
Align Technology, Inc.
(a)
..................... 152,168 28,809,967
Baxter International, Inc. .................... 1,137,245 34,435,778
Becton Dickinson & Co. .................... 635,051 109,387,535
Boston Scientific Corp.
(a)
.................... 2,709,858 291,065,848
Cooper Companies, Inc. (The)
(a)
............... 442,208 31,467,521
DENTSPLY SIRONA, Inc. ................... 442,078 7,020,199
Edwards Lifesciences Corp.
(a)
................ 1,277,794 99,936,269
Envista Holdings Corp.
(a) (b)
................... 372,720 7,282,949
GE HealthCare Technologies, Inc. ............. 1,016,171 75,267,786
Globus Medical, Inc. , Class A
(a)
............... 248,942 14,692,557
Hologic, Inc.
(a)
........................... 495,226 32,268,926
Medtronic PLC .......................... 2,844,231 247,931,616
ResMed, Inc. ........................... 247,485 63,851,130
Solventum Corp.
(a) (b)
....................... 308,201 23,373,964
STERIS PLC ............................ 217,982 52,363,636
Stryker Corp. ........................... 567,028 224,333,288
Teleflex, Inc. ............................ 99,113 11,731,015
Zimmer Biomet Holdings, Inc. ................ 439,653 40,100,750
1,917,820,014
a
Health Care Providers & Services  —  2 .8%
Acadia Healthcare Co., Inc.
(a) (b)
................ 201,852 4,580,022
Amedisys, Inc.
(a)
......................... 71,568 7,041,576
Cardinal Health, Inc. ....................... 266,713 44,807,784
Centene Corp.
(a)
......................... 1,102,353 59,835,721
Chemed Corp. ........................... 29,017 14,129,248
Cigna Group (The) ........................ 546,090 180,526,432
CVS Health Corp. ........................ 2,783,020 191,972,720
Elevance Health, Inc. ...................... 501,394 195,022,210
Encompass Health Corp. ................... 221,129 27,117,049
HCA Healthcare, Inc. ...................... 306,108 117,269,975
Henry Schein, Inc.
(a) (b)
...................... 243,208 17,766,344
Humana, Inc. ........................... 267,994 65,519,173
Labcorp Holdings, Inc. ..................... 185,522 48,701,380
McKesson Corp. ......................... 21,462 15,726,924
Molina Healthcare, Inc.
(a)
.................... 53,751 16,012,423
Quest Diagnostics, Inc. ..................... 247,477 44,454,294
Tenet Healthcare Corp.
(a)
.................... 203,304 35,781,504
UnitedHealth Group, Inc. .................... 2,018,863 629,824,690
Universal Health Services, Inc. , Class B ......... 122,242 22,144,138
1,738,233,607
a
Health Care REITs  —  0 .6%
Alexandria Real Estate Equities, Inc. ............ 380,781 27,656,124
Healthcare Realty Trust, Inc. , Class A ........... 728,465 11,553,455
Healthpeak Properties, Inc. .................. 1,538,875 26,945,701
Medical Properties Trust, Inc.
(b)
................ 1,107,493 4,773,295
Omega Healthcare Investors, Inc. .............. 637,529 23,365,438

iShares
®
Russell 1000 Value ETF
Schedule of Investments
(unaudited) (continued)
June 30, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Health Care REITs (continued)
Ventas, Inc. ............................ 968,626 $ 61,168,732
Welltower, Inc. ........................... 1,452,986 223,367,538
378,830,283
a
Health Care Technology  —  0 .0%
Certara, Inc.
(a) (b)
.......................... 294,288 3,443,169
Veeva Systems, Inc. , Class A
(a) (b)
.............. 66,807 19,239,080
22,682,249
a
Hotel & Resort REITs  —  0 .0%
Host Hotels & Resorts, Inc. .................. 1,522,389 23,383,895
Park Hotels & Resorts, Inc. .................. 435,938 4,459,646
27,843,541
a
Hotels, Restaurants & Leisure  —  1 .6%
Aramark ............................... 585,935 24,533,098
Booking Holdings, Inc. ..................... 4,381 25,362,660
Boyd Gaming Corp. ....................... 128,980 10,090,105
Caesars Entertainment, Inc.
(a) (b)
............... 458,195 13,008,156
Carnival Corp.
(a) (b)
......................... 1,659,427 46,663,087
Choice Hotels International, Inc.
(b)
.............. 41,712 5,292,419
Churchill Downs, Inc. ...................... 22,650 2,287,650
Darden Restaurants, Inc. ................... 13,023 2,838,623
Domino's Pizza, Inc. ....................... 49,141 22,142,935
Flutter Entertainment PLC
(a)
.................. 67,166 19,193,356
Hyatt Hotels Corp. , Class A .................. 89,297 12,470,326
Marriott International, Inc. , Class A ............. 117,605 32,130,862
McDonald's Corp. ........................ 1,496,278 437,167,543
MGM Resorts International
(a)
................. 454,861 15,642,670
Norwegian Cruise Line Holdings Ltd.
(a)
........... 95,649 1,939,762
Penn Entertainment, Inc.
(a) (b)
................. 331,142 5,917,508
Restaurant Brands International, Inc. ............ 260,423 17,263,441
Starbucks Corp. .......................... 2,188,490 200,531,339
Travel + Leisure Co. ....................... 93,707 4,836,218
Vail Resorts, Inc. ......................... 14,831 2,330,395
Wendy's Co. (The) ........................ 214,437 2,448,871
Wyndham Hotels & Resorts, Inc. .............. 17,529 1,423,530
Wynn Resorts Ltd. ........................ 185,419 17,368,198
Yum! Brands, Inc. ........................ 410,879 60,884,050
983,766,802
a
Household Durables  —  0 .6%
DR Horton, Inc. .......................... 607,171 78,276,485
Garmin Ltd. ............................. 361,828 75,520,740
Lennar Corp. , Class A ...................... 506,972 56,076,173
Lennar Corp. , Class B ..................... 21,181 2,229,300
Mohawk Industries, Inc.
(a)
................... 113,866 11,937,711
Newell Brands, Inc. ....................... 924,787 4,993,850
NVR, Inc.
(a)
............................. 6,222 45,953,577
PulteGroup, Inc. ......................... 443,395 46,760,437
SharkNinja, Inc.
(a)
......................... 129,914 12,860,187
Toll Brothers, Inc. ......................... 219,603 25,063,290
TopBuild Corp.
(a) (b)
........................ 60,195 19,487,529
Whirlpool Corp. .......................... 119,085 12,077,601
391,236,880
a
Household Products  —  1 .7%
Church & Dwight Co., Inc. ................... 546,795 52,552,468
Clorox Co. (The) ......................... 273,592 32,850,191
Colgate-Palmolive Co. ..................... 938,963 85,351,737
Kimberly-Clark Corp. ...................... 472,061 60,858,104
Procter & Gamble Co. (The) ................. 5,211,130 830,237,232
Reynolds Consumer Products, Inc. ............. 132,796 2,844,490
1,064,694,222
a
Security Shares Value
a
Independent Power and Renewable Electricity Producers  —  0 .1%
AES Corp. (The) ......................... 1,576,116 $ 16,580,741
Brookfield Renewable Corp. , Class A
(b)
.......... 299,826 9,828,296
Clearway Energy, Inc. , Class A ................ 91,761 2,776,688
Clearway Energy, Inc. , Class C ............... 180,596 5,779,072
Talen Energy Corp.
(a) (b)
..................... 100,699 29,280,248
64,245,045
a
Industrial Conglomerates  —  0 .8%
3M Co. ................................ 1,003,801 152,818,664
Honeywell International, Inc. ................. 1,428,107 332,577,558
485,396,222
a
Industrial REITs  —  0 .5%
Americold Realty Trust, Inc. .................. 632,925 10,525,543
EastGroup Properties, Inc. .................. 115,736 19,341,800
First Industrial Realty Trust, Inc. ............... 284,116 13,674,503
Lineage, Inc.
(b)
........................... 157,003 6,832,771
Prologis, Inc. ............................ 2,057,021 216,234,047
Rexford Industrial Realty, Inc. ................ 526,122 18,714,160
STAG Industrial, Inc. ...................... 414,409 15,034,758
300,357,582
a
Insurance  —  4 .0%
Aflac, Inc. .............................. 1,081,476 114,052,459
Allstate Corp. (The) ....................... 585,857 117,938,873
American Financial Group, Inc. ............... 146,791 18,526,492
American International Group, Inc. ............. 1,295,692 110,898,278
Aon PLC , Class A ........................ 35,545 12,681,034
Arch Capital Group Ltd. .................... 810,042 73,754,324
Arthur J Gallagher & Co. .................... 528,746 169,262,170
Assurant, Inc. ........................... 112,497 22,217,033
Assured Guaranty Ltd. ..................... 103,385 9,004,833
Axis Capital Holdings Ltd. ................... 168,663 17,510,593
Brighthouse Financial, Inc.
(a)
................. 126,866 6,821,585
Brown & Brown, Inc. ....................... 547,081 60,654,870
Chubb Ltd. ............................. 826,256 239,382,888
Cincinnati Financial Corp. ................... 341,976 50,927,066
CNA Financial Corp. ....................... 53,676 2,497,544
Everest Group Ltd. ........................ 80,106 27,224,024
Fidelity National Financial, Inc. ................ 577,128 32,353,796
First American Financial Corp. ................ 218,308 13,401,928
Globe Life, Inc. .......................... 184,065 22,877,439
Hanover Insurance Group, Inc. (The) ........... 79,524 13,508,742
Hartford Insurance Group, Inc. (The) ............ 630,148 79,946,877
Kemper Corp. ........................... 135,720 8,759,369
Lincoln National Corp. ..................... 378,370 13,091,602
Loews Corp. ............................ 379,317 34,768,196
Markel Group, Inc.
(a) (b)
...................... 22,029 43,999,843
Marsh & McLennan Companies, Inc. ............ 965,817 211,166,229
MetLife, Inc. ............................ 1,249,056 100,449,084
Old Republic International Corp. ................ 507,336 19,501,996
Primerica, Inc. ........................... 73,180 20,027,171
Principal Financial Group, Inc. ................ 493,049 39,162,882
Progressive Corp. (The) .................... 1,235,766 329,776,515
Prudential Financial, Inc. .................... 787,327 84,590,413
Reinsurance Group of America, Inc. ............ 146,420 29,043,871
RenaissanceRe Holdings Ltd. ................ 106,047 25,758,816
RLI Corp. .............................. 171,924 12,416,351
Travelers Companies, Inc. (The) ............... 501,921 134,283,944
Unum Group ............................ 384,209 31,028,719
W R Berkley Corp.
(b)
....................... 674,150 49,529,801
White Mountains Insurance Group Ltd.
(b)
......... 5,538 9,944,697
Willis Towers Watson PLC ................... 220,023 67,437,049
2,480,179,396
a

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
Russell 1000 Value ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Interactive Media & Services  —  3 .5%
Alphabet, Inc. , Class A ..................... 4,577,445 $ 806,683,133
Alphabet, Inc. , Class C , NVS ................. 3,727,147 661,158,606
IAC, Inc.
(a) (b)
............................ 149,137 5,568,776
Match Group, Inc. ........................ 542,669 16,763,045
Meta Platforms, Inc. , Class A ................. 863,919 637,649,975
Pinterest, Inc. , Class A
(a)
.................... 660,109 23,671,509
Trump Media & Technology Group Corp.
(a) (b)
....... 105,286 1,899,359
ZoomInfo Technologies, Inc.
(a)
................ 696,050 7,044,026
2,160,438,429
a
IT Services  —  2 .2%
Accenture PLC , Class A .................... 1,388,811 415,101,720
Akamai Technologies, Inc.
(a) (b)
................. 318,556 25,408,026
Amdocs Ltd. ............................ 245,075 22,360,643
Cognizant Technology Solutions Corp. , Class A ..... 1,096,120 85,530,243
DXC Technology Co.
(a)
..................... 398,306 6,090,099
EPAM Systems, Inc.
(a)
...................... 121,574 21,496,715
Globant SA
(a) (b)
.......................... 86,526 7,860,022
International Business Machines Corp. .......... 2,064,191 608,482,223
Kyndryl Holdings, Inc.
(a)
..................... 480,201 20,149,234
MongoDB, Inc. , Class A
(a)
................... 158,392 33,260,736
Okta, Inc. , Class A
(a) (b)
...................... 222,224 22,215,733
Twilio, Inc. , Class A
(a)
...................... 260,300 32,370,908
VeriSign, Inc. ........................... 177,600 51,290,880
1,351,617,182
a
Leisure Products  —  0 .1%
Brunswick Corp. ......................... 145,399 8,031,841
Hasbro, Inc. ............................ 293,448 21,662,331
Mattel, Inc.
(a)
............................ 712,839 14,057,185
YETI Holdings, Inc.
(a)
...................... 183,153 5,772,983
49,524,340
a
Life Sciences Tools & Services  —  1 .7%
Agilent Technologies, Inc. ................... 632,626 74,656,194
Avantor, Inc.
(a) (b)
.......................... 1,466,646 19,741,055
Bio-Rad Laboratories, Inc. , Class A
(a) (b)
.......... 43,035 10,385,206
Bio-Techne Corp. ......................... 348,151 17,912,369
Bruker Corp. ............................ 229,326 9,448,231
Charles River Laboratories International, Inc.
(a)
..... 108,297 16,431,904
Danaher Corp. .......................... 1,415,202 279,559,003
Illumina, Inc.
(a)
........................... 351,205 33,508,469
IQVIA Holdings, Inc.
(a)
...................... 388,964 61,296,837
Mettler-Toledo International, Inc.
(a)
............. 46,190 54,260,317
QIAGEN N.V.
(b)
.......................... 473,157 22,739,925
Repligen Corp.
(a)
......................... 102,417 12,738,627
Revvity, Inc.
(b)
........................... 266,718 25,796,965
Sotera Health Co.
(a) (b)
...................... 309,255 3,438,916
Thermo Fisher Scientific, Inc. ................. 837,815 339,700,470
Waters Corp.
(a) (b)
......................... 63,075 22,015,698
West Pharmaceutical Services, Inc. ............ 158,919 34,771,477
1,038,401,663
a
Machinery  —  3 .3%
AGCO Corp. ............................ 137,698 14,204,926
Allison Transmission Holdings, Inc. ............. 156,865 14,900,606
Caterpillar, Inc. .......................... 900,815 349,705,391
CNH Industrial N.V. ....................... 1,948,603 25,253,895
Crane Co. .............................. 109,227 20,741,115
Cummins, Inc. ........................... 305,545 100,065,987
Deere & Co. ............................ 541,965 275,583,783
Donaldson Co., Inc. ....................... 264,385 18,335,100
Dover Corp. ............................ 301,044 55,160,292
Esab Corp. ............................. 126,361 15,232,819
Flowserve Corp. ......................... 289,233 15,141,348
Security Shares Value
a
Machinery (continued)
Fortive Corp. ............................ 753,613 $ 39,285,846
Gates Industrial Corp. PLC
(a)
................. 562,514 12,954,697
Graco, Inc. ............................. 368,574 31,686,307
IDEX Corp. ............................. 167,818 29,463,806
Illinois Tool Works, Inc. ..................... 437,575 108,190,419
Ingersoll Rand, Inc.
(b)
...................... 895,994 74,528,781
ITT, Inc. ............................... 178,947 28,064,258
Lincoln Electric Holdings, Inc. ................ 120,376 24,956,352
Middleby Corp. (The)
(a) (b)
.................... 111,913 16,115,472
Mueller Industries, Inc. ..................... 240,730 19,130,813
Nordson Corp. ........................... 119,645 25,648,299
Oshkosh Corp. .......................... 141,977 16,120,069
Otis Worldwide Corp. ...................... 874,776 86,620,319
PACCAR, Inc. ........................... 1,144,192 108,766,891
Parker-Hannifin Corp. ...................... 285,387 199,334,258
Pentair PLC ............................ 363,150 37,280,979
RBC Bearings, Inc.
(a)
...................... 54,837 21,101,278
Snap-on, Inc. ........................... 113,770 35,402,949
Stanley Black & Decker, Inc. ................. 343,131 23,247,125
Timken Co. (The) ......................... 138,842 10,072,987
Toro Co. (The) ........................... 221,354 15,645,301
Westinghouse Air Brake Technologies Corp. ....... 375,237 78,555,866
Xylem, Inc. ............................. 540,232 69,884,411
2,016,382,745
a
Marine Transportation  —  0 .0%
Kirby Corp.
(a)
............................ 125,675 14,252,802
a
Media  —  0 .9%
Charter Communications, Inc. , Class A
(a) (b)
........ 201,315 82,299,585
Comcast Corp. , Class A .................... 8,215,789 293,221,509
DoubleVerify Holdings, Inc.
(a)
................. 154,660 2,315,260
Fox Corp. , Class A , NVS .................... 479,063 26,846,690
Fox Corp. , Class B ........................ 293,685 15,162,957
Interpublic Group of Companies, Inc. (The) ....... 818,814 20,044,567
Liberty Broadband Corp. , Series A
(a) (b)
........... 30,459 2,979,499
Liberty Broadband Corp. , Series C , NVS
(a)
........ 195,944 19,276,971
New York Times Co. (The) , Class A ............. 356,263 19,943,603
News Corp. , Class A , NVS .................. 840,500 24,979,660
News Corp. , Class B ...................... 248,435 8,523,805
Nexstar Media Group, Inc. ................... 58,836 10,175,686
Omnicom Group, Inc. ...................... 429,143 30,872,548
Paramount Global , Class A
(b)
................. 26,642 611,434
Paramount Global , Class B , NVS .............. 1,321,855 17,051,929
Sirius XM Holdings, Inc. .................... 421,400 9,679,558
583,985,261
a
Metals & Mining  —  0 .9%
Alcoa Corp. ............................. 573,655 16,928,559
Anglogold Ashanti PLC ..................... 982,651 44,779,406
Carpenter Technology Corp. ................. 87,939 24,304,581
Cleveland-Cliffs, Inc.
(a) (b)
.................... 1,080,227 8,209,725
Freeport-McMoRan, Inc. .................... 3,175,468 137,656,538
MP Materials Corp. , Class A
(a) (b)
............... 267,694 8,906,179
Newmont Corp. .......................... 2,467,270 143,743,150
Nucor Corp. ............................ 509,935 66,056,980
Reliance, Inc. ........................... 117,198 36,788,452
Royal Gold, Inc. .......................... 145,837 25,935,652
Southern Copper Corp. ..................... 181,408 18,353,047
Steel Dynamics, Inc. ....................... 281,945 36,091,780
567,754,049
a
Mortgage REITs  —  0 .1%
AGNC Investment Corp. .................... 2,121,130 19,493,184
Annaly Capital Management, Inc. .............. 1,327,446 24,982,534

iShares
®
Russell 1000 Value ETF
Schedule of Investments
(unaudited) (continued)
June 30, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Mortgage REITs (continued)
Rithm Capital Corp. ....................... 1,174,521 $ 13,260,342
Starwood Property Trust, Inc. ................. 706,085 14,171,126
71,907,186
a
Multi-Utilities  —  1 .2%
Ameren Corp. ........................... 599,118 57,539,293
CenterPoint Energy, Inc. .................... 1,446,615 53,148,635
CMS Energy Corp. ........................ 660,420 45,753,898
Consolidated Edison, Inc. ................... 800,245 80,304,586
Dominion Energy, Inc. ...................... 1,894,776 107,092,739
DTE Energy Co. ......................... 460,021 60,934,382
NiSource, Inc. ........................... 1,044,637 42,140,657
Public Service Enterprise Group, Inc. ........... 1,108,657 93,326,746
Sempra ............................... 1,449,246 109,809,369
WEC Energy Group, Inc. .................... 709,102 73,888,428
723,938,733
a
Office REITs  —  0 .1%
BXP, Inc. .............................. 351,632 23,724,611
Cousins Properties, Inc. .................... 370,447 11,124,524
Highwoods Properties, Inc. .................. 235,346 7,316,907
Kilroy Realty Corp. ........................ 260,378 8,933,569
Vornado Realty Trust ...................... 391,517 14,971,610
66,071,221
a
Oil, Gas & Consumable Fuels  —  5 .4%
Antero Midstream Corp. .................... 742,461 14,069,636
Antero Resources Corp.
(a)
................... 643,199 25,908,056
APA Corp. ............................. 787,295 14,399,626
Cheniere Energy, Inc. ...................... 268,616 65,413,368
Chevron Corp. ........................... 3,618,672 518,157,644
Chord Energy Corp. ....................... 131,119 12,698,875
Civitas Resources, Inc. ..................... 204,843 5,637,279
ConocoPhillips .......................... 2,807,731 251,965,780
Coterra Energy, Inc. ....................... 1,674,794 42,506,272
Devon Energy Corp. ....................... 1,380,564 43,915,741
Diamondback Energy, Inc. ................... 423,320 58,164,168
DT Midstream, Inc. ........................ 225,253 24,757,557
EOG Resources, Inc. ...................... 1,224,047 146,408,262
EQT Corp. ............................. 1,323,564 77,190,252
Expand Energy Corp. ...................... 487,835 57,047,425
Exxon Mobil Corp. ........................ 9,613,723 1,036,359,339
Hess Corp. ............................. 627,379 86,917,087
HF Sinclair Corp. ......................... 319,385 13,120,336
Kinder Morgan, Inc. ....................... 4,317,364 126,930,502
Marathon Petroleum Corp. .................. 691,850 114,923,203
Matador Resources Co. .................... 265,802 12,684,071
Occidental Petroleum Corp. .................. 1,495,203 62,813,478
ONEOK, Inc. ............................ 1,387,369 113,250,931
Ovintiv, Inc. ............................. 576,353 21,930,232
Permian Resources Corp. , Class A ............. 1,414,756 19,268,977
Phillips 66 .............................. 840,341 100,252,681
Range Resources Corp. .................... 524,119 21,315,920
Valero Energy Corp. ....................... 692,998 93,152,791
Viper Energy, Inc. , Class A .................. 291,336 11,108,642
Williams Companies, Inc. (The) ............... 2,560,558 160,828,648
3,353,096,779
a
Paper & Forest Products  —  0 .0%
Louisiana-Pacific Corp. ..................... 139,868 12,027,249
a
Passenger Airlines  —  0 .3%
Alaska Air Group, Inc.
(a)
..................... 224,846 11,125,380
American Airlines Group, Inc.
(a) (b)
.............. 1,356,565 15,220,659
Delta Air Lines, Inc. ....................... 1,447,903 71,207,870
Southwest Airlines Co. ..................... 1,015,500 32,942,820
Security Shares Value
a
Passenger Airlines (continued)
United Airlines Holdings, Inc.
(a)
................ 722,583 $ 57,539,284
188,036,013
a
Personal Care Products  —  0 .3%
BellRing Brands, Inc.
(a)
..................... 281,755 16,322,067
Coty, Inc. , Class A
(a)
....................... 766,468 3,564,076
elf Beauty, Inc.
(a)
......................... 121,567 15,127,798
Estee Lauder Companies, Inc. (The) , Class A ...... 518,874 41,925,019
Kenvue, Inc. ............................ 4,207,013 88,052,782
164,991,742
a
Pharmaceuticals  —  3 .0%
Bristol-Myers Squibb Co. .................... 3,654,133 169,149,817
Elanco Animal Health, Inc.
(a) (b)
................ 1,092,520 15,601,186
Jazz Pharmaceuticals PLC
(a) (b)
................ 131,682 13,974,094
Johnson & Johnson ....................... 5,338,918 815,519,725
Merck & Co., Inc. ......................... 5,589,985 442,503,213
Organon & Co. .......................... 576,099 5,576,638
Perrigo Co. PLC ......................... 302,392 8,079,914
Pfizer, Inc. ............................. 12,602,589 305,486,757
Royalty Pharma PLC , Class A ................ 865,880 31,197,656
Viatris, Inc. ............................. 2,632,995 23,512,645
Zoetis, Inc. , Class A ....................... 200,405 31,253,160
1,861,854,805
a
Professional Services  —  0 .8%
Amentum Holdings, Inc.
(a)
................... 353,443 8,344,789
Automatic Data Processing, Inc. ............... 65,936 20,334,662
Broadridge Financial Solutions, Inc. ............ 24,957 6,065,300
CACI International, Inc. , Class A
(a)
............. 48,191 22,972,650
Clarivate PLC
(a) (b)
......................... 785,914 3,379,430
Concentrix Corp. ......................... 100,645 5,319,591
Dayforce, Inc.
(a) (b)
......................... 307,747 17,046,106
Dun & Bradstreet Holdings, Inc. ............... 683,053 6,208,952
Equifax, Inc. ............................ 227,147 58,915,117
FTI Consulting, Inc.
(a)
...................... 74,217 11,986,046
Genpact Ltd. ............................ 357,311 15,725,257
Jacobs Solutions, Inc. ...................... 269,513 35,427,484
KBR, Inc. .............................. 263,737 12,643,552
Leidos Holdings, Inc. ...................... 283,112 44,663,749
ManpowerGroup, Inc. ...................... 102,163 4,127,385
Parsons Corp.
(a)
.......................... 117,144 8,407,425
Paychex, Inc. ........................... 492,202 71,595,703
Paycom Software, Inc. ..................... 51,669 11,956,207
Paylocity Holding Corp.
(a)
................... 8,293 1,502,609
Robert Half, Inc. ......................... 219,509 9,010,844
Science Applications International Corp. ......... 104,348 11,750,628
SS&C Technologies Holdings, Inc. ............. 469,504 38,874,931
TransUnion ............................. 432,744 38,081,472
Verisk Analytics, Inc. ....................... 124,215 38,692,973
503,032,862
a
Real Estate Management & Development  —  0 .3%
CBRE Group, Inc. , Class A
(a)
................. 587,627 82,338,295
CoStar Group, Inc.
(a) (b)
...................... 812,198 65,300,719
Howard Hughes Holdings, Inc.
(a) (b)
.............. 75,905 5,123,588
Jones Lang LaSalle, Inc.
(a)
................... 76,524 19,573,309
Zillow Group, Inc. , Class A
(a) (b)
................ 110,680 7,580,473
Zillow Group, Inc. , Class C , NVS
(a)
............. 360,985 25,286,999
205,203,383
a
Residential REITs  —  0 .6%
American Homes 4 Rent , Class A .............. 758,506 27,359,311
AvalonBay Communities, Inc. ................ 315,711 64,247,189
Camden Property Trust ..................... 238,589 26,886,594
Equity LifeStyle Properties, Inc. ............... 420,821 25,952,031

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
Russell 1000 Value ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Residential REITs (continued)
Equity Residential ........................ 840,853 $ 56,749,169
Essex Property Trust, Inc. ................... 141,494 40,099,400
Invitation Homes, Inc. ...................... 1,358,351 44,553,913
Mid-America Apartment Communities, Inc. ........ 258,302 38,231,279
Sun Communities, Inc. ..................... 226,782 28,685,655
UDR, Inc. .............................. 693,312 28,307,929
381,072,470
a
Retail REITs  —  0 .5%
Agree Realty Corp. ....................... 240,316 17,557,487
Brixmor Property Group, Inc. ................. 675,880 17,599,915
Federal Realty Investment Trust ............... 188,834 17,937,342
Kimco Realty Corp. ....................... 1,483,491 31,182,981
NNN REIT, Inc. .......................... 415,114 17,924,623
Realty Income Corp. ....................... 1,982,813 114,229,857
Regency Centers Corp. .................... 401,023 28,564,868
Simon Property Group, Inc. .................. 558,115 89,722,567
334,719,640
a
Semiconductors & Semiconductor Equipment  —  3 .7%
Advanced Micro Devices, Inc.
(a)
............... 1,482,270 210,334,113
Allegro MicroSystems, Inc.
(a) (b)
................ 273,026 9,334,759
Amkor Technology, Inc. ..................... 253,365 5,318,131
Analog Devices, Inc. ....................... 1,100,449 261,928,871
Applied Materials, Inc. ..................... 1,290,104 236,179,339
Cirrus Logic, Inc.
(a)
........................ 117,551 12,255,280
Entegris, Inc. ............................ 278,547 22,464,816
First Solar, Inc.
(a) (b)
........................ 225,363 37,306,591
GlobalFoundries, Inc.
(a) (b)
.................... 227,909 8,706,124
Intel Corp. ............................. 9,691,237 217,083,709
Lattice Semiconductor Corp.
(a)
................ 44,679 2,188,824
MACOM Technology Solutions Holdings, Inc.
(a)
..... 105,601 15,131,567
Marvell Technology, Inc. .................... 1,782,158 137,939,029
Microchip Technology, Inc. ................... 1,171,707 82,453,022
Micron Technology, Inc. ..................... 2,478,682 305,497,557
MKS, Inc. .............................. 149,139 14,818,451
ON Semiconductor Corp.
(a) (b)
................. 935,949 49,053,087
Onto Innovation, Inc.
(a)
..................... 83,949 8,472,973
Qorvo, Inc.
(a)
............................ 206,786 17,558,199
QUALCOMM, Inc. ........................ 1,881,188 299,598,001
Skyworks Solutions, Inc. .................... 340,279 25,357,591
Teradyne, Inc. ........................... 357,034 32,104,497
Texas Instruments, Inc. ..................... 1,191,052 247,286,216
Universal Display Corp. .................... 97,527 15,064,020
2,273,434,767
a
Software  —  2 .0%
ANSYS, Inc.
(a)
........................... 194,602 68,348,114
Aurora Innovation, Inc. , Class A
(a) (b)
............. 2,186,839 11,459,036
BILL Holdings, Inc.
(a) (b)
...................... 204,625 9,465,952
CCC Intelligent Solutions Holdings, Inc.
(a) (b)
........ 1,183,430 11,136,076
DocuSign, Inc.
(a)
......................... 108,983 8,488,686
Dolby Laboratories, Inc. , Class A .............. 134,225 9,967,549
Dropbox, Inc. , Class A
(a) (b)
................... 330,341 9,447,753
Fair Isaac Corp.
(a) (b)
....................... 9,282 16,967,125
Gen Digital, Inc. .......................... 1,087,199 31,963,651
Informatica, Inc. , Class A
(a) (b)
................. 232,687 5,665,928
MicroStrategy, Inc. , Class A
(a) (b)
................ 523,205 211,495,157
nCino, Inc.
(a) (b)
........................... 203,444 5,690,329
Nutanix, Inc. , Class A
(a) (b)
.................... 427,011 32,640,721
Pegasystems, Inc. ........................ 129,020 6,983,853
PTC, Inc.
(a) (b)
............................ 234,145 40,352,549
Roper Technologies, Inc. .................... 237,931 134,868,808
Rubrik, Inc. , Class A
(a) (b)
..................... 86,847 7,780,623
SailPoint, Inc.
(a) (b)
......................... 133,476 3,051,261
Security Shares Value
a
Software (continued)
Salesforce, Inc. .......................... 1,839,368 $ 501,577,260
SentinelOne, Inc. , Class A
(a) (b)
................ 180,018 3,290,729
Synopsys, Inc.
(a)
......................... 41,950 21,506,926
Teradata Corp.
(a)
......................... 163,207 3,641,148
Tyler Technologies, Inc.
(a)
................... 16,294 9,659,735
UiPath, Inc. , Class A
(a)
..................... 966,993 12,377,510
Unity Software, Inc.
(a) (b)
..................... 662,136 16,023,691
Zoom Communications, Inc. , Class A
(a)
.......... 583,312 45,486,670
1,239,336,840
a
Specialized REITs  —  1 .4%
Crown Castle, Inc. ........................ 963,253 98,954,981
CubeSmart ............................. 502,520 21,357,100
Digital Realty Trust, Inc. .................... 747,383 130,291,278
EPR Properties .......................... 165,632 9,649,720
Equinix, Inc. ............................ 216,974 172,596,308
Extra Space Storage, Inc. ................... 467,689 68,956,066
Gaming and Leisure Properties, Inc. ............ 585,886 27,349,159
Iron Mountain, Inc. ........................ 651,353 66,809,277
Millrose Properties, Inc. , Class A ............... 265,938 7,581,892
National Storage Affiliates Trust ............... 156,186 4,996,390
Public Storage ........................... 304,494 89,344,630
Rayonier, Inc. ........................... 343,706 7,623,399
SBA Communications Corp. , Class A ............ 238,405 55,987,030
VICI Properties, Inc. ....................... 2,344,670 76,436,242
Weyerhaeuser Co. ........................ 1,609,045 41,336,366
879,269,838
a
Specialty Retail  —  1 .8%
AutoNation, Inc.
(a)
......................... 60,942 12,106,128
AutoZone, Inc.
(a)
......................... 31,200 115,821,576
Bath & Body Works, Inc. .................... 472,654 14,160,714
Best Buy Co., Inc. ........................ 429,109 28,806,087
CarMax, Inc.
(a) (b)
.......................... 338,458 22,747,762
Dick's Sporting Goods, Inc. .................. 120,157 23,768,256
Five Below, Inc.
(a)
......................... 119,518 15,678,371
Floor & Decor Holdings, Inc. , Class A
(a) (b)
......... 163,113 12,390,064
GameStop Corp. , Class A
(a) (b)
................. 909,700 22,187,583
Gap, Inc. (The) .......................... 512,265 11,172,500
Home Depot, Inc. (The) .................... 525,202 192,560,061
Lithia Motors, Inc. , Class A .................. 50,416 17,031,533
Lowe's Companies, Inc. .................... 1,243,205 275,829,893
O'Reilly Automotive, Inc.
(a)
................... 153,160 13,804,311
Penske Automotive Group, Inc. ............... 41,059 7,054,347
RH
(a) (b)
................................ 28,145 5,319,687
Ross Stores, Inc. ......................... 572,312 73,015,565
TJX Companies, Inc. (The) .................. 1,239,625 153,081,291
Ulta Beauty, Inc.
(a)
........................ 75,179 35,170,240
Valvoline, Inc.
(a)
.......................... 32,170 1,218,278
Wayfair, Inc. , Class A
(a) (b)
.................... 170,730 8,731,132
Williams-Sonoma, Inc. ..................... 223,653 36,538,191
1,098,193,570
a
Technology Hardware, Storage & Peripherals  —  0 .5%
Dell Technologies, Inc. , Class C ............... 609,292 74,699,199
Hewlett Packard Enterprise Co. ............... 2,911,153 59,533,079
HP, Inc. ............................... 2,093,970 51,218,506
NetApp, Inc. ............................ 272,473 29,031,998
Pure Storage, Inc. , Class A
(a)
................. 101,105 5,821,626
Sandisk Corp.
(a)
.......................... 299,406 13,578,062
Super Micro Computer, Inc.
(a)
................. 617,370 30,257,304
Western Digital Corp. ...................... 768,438 49,172,348
313,312,122
a

iShares
®
Russell 1000 Value ETF
Schedule of Investments
(unaudited) (continued)
June 30, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Textiles, Apparel & Luxury Goods  —  0 .5%
Amer Sports, Inc.
(a) (b)
...................... 331,191 $ 12,836,963
Birkenstock Holding PLC
(a)
.................. 82,838 4,073,973
Columbia Sportswear Co. ................... 57,749 3,527,309
Crocs, Inc.
(a) (b)
........................... 120,680 12,222,470
Lululemon Athletica, Inc.
(a)
................... 98,988 23,517,569
NIKE, Inc. , Class B ....................... 2,564,796 182,203,108
PVH Corp.
(b)
............................ 115,944 7,953,759
Ralph Lauren Corp. , Class A ................. 80,457 22,067,746
Skechers USA, Inc. , Class A
(a)
................ 289,768 18,284,361
Tapestry, Inc. ............................ 38,015 3,338,097
Under Armour, Inc. , Class A
(a) (b)
............... 460,999 3,148,623
Under Armour, Inc. , Class C , NVS
(a)
............ 473,131 3,070,620
VF Corp. .............................. 779,529 9,159,466
305,404,064
a
Tobacco  —  1 .4%
Altria Group, Inc. ......................... 3,740,929 219,330,667
Philip Morris International, Inc. ................ 3,456,547 629,540,905
848,871,572
a
Trading Companies & Distributors  —  0 .6%
Air Lease Corp. , Class A .................... 231,229 13,524,584
Applied Industrial Technologies, Inc. ............ 84,593 19,663,643
Core & Main, Inc. , Class A
(a)
.................. 176,796 10,669,639
Fastenal Co. ............................ 455,421 19,127,682
Ferguson Enterprises, Inc. ................... 403,539 87,870,617
MSC Industrial Direct Co., Inc. , Class A .......... 97,581 8,296,337
QXO, Inc.
(a) (b)
............................ 1,321,278 28,460,328
SiteOne Landscape Supply, Inc.
(a) (b)
............. 68,918 8,334,943
United Rentals, Inc. ....................... 143,938 108,442,889
Watsco, Inc. ............................ 77,265 34,121,769
WESCO International, Inc. ................... 106,367 19,699,168
WW Grainger, Inc. ........................ 14,391 14,970,094
373,181,693
a
Security Shares Value
a
Water Utilities  —  0 .1%
American Water Works Co., Inc. ............... 432,393 $ 60,150,190
Essential Utilities, Inc. ...................... 621,142 23,069,214
83,219,404
a
Wireless Telecommunication Services  —  0 .4%
GCI Liberty, Inc. , Class A
(a) (d)
................. 250,091 —
Millicom International Cellular SA .............. 228,063 8,545,521
T-Mobile U.S., Inc. ........................ 1,007,178 239,970,232
248,515,753
Total Long-Term Investments — 99.8%
(Cost: $ 53,667,255,126 ) .............................. 61,699,281,576
a
Short-Term Securities
Money Market Funds  —  1 .4%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.47%
(c) (e) (f)
...................... 838,810,430 839,145,954
a
Total Short-Term Securities — 1.4%
(Cost: $ 838,823,445 ) ................................ 839,145,954
Total Investments — 101.2%
(Cost: $ 54,506,078,571 ) .............................. 62,538,427,530
Liabilities in Excess of Other Assets — ( 1 .2 ) % ............... (736,874,759)
Net Assets — 100.0% ................................. $ 61,801,552,771
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/25
  Shares Held
at 06/30/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 699,490,732  $ 139,726,632
(a)
$ —  $ (36,753) $ (34,657) $ 839,145,954  838,810,430  $ 536,660
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares
(c)
...... 108,886,169  —  (108,886,169)
(a)
—  —  —  —  1,093,755  —
BlackRock, Inc. ... 346,562,170  22,407,567  (50,560,316) 10,807,350  26,187,288  355,404,059  338,722  1,859,360  —
$ 10,770,597  $ 26,152,631
$ 1,194,550,013
$ 3,489,775  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
Russell 1000 Value ETF

Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Russell 1000 Value Index ........................................................... 1,035  09/19/25 $ 99,614  $ 1,455,576
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 61,699,281,576  $ —  $ —  $ 61,699,281,576
Short-Term Securities
Money Market Funds ...................................... 839,145,954  —  —  839,145,954
$ 62,538,427,530  $ —  $ —  $ 62,538,427,530
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 1,455,576  $ —  $ —  $ 1,455,576
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust